Related parties transactions	6 Months Ended
Jun. 30, 2024
Related Party [Abstract]
Related parties transactions	Related parties transactions
Investment in an associated company
As described in Note 24 to the Consolidated Financial Statements in the Form 20-F, Alcon holds approximately 8.5% voting interest of an associated company. The carrying amount of the investment in the associated company was $10 million as of June 30, 2024 and December 31, 2023. Long-term convertible notes due from the associated company included in Financial assets on the Condensed Consolidated Balance Sheet amounted to $11 million as of June 30, 2024 and December 31, 2023.